Note Payable	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Note Payable

Note 9 – Notes Payable

Notes payable at December 31, 2020 and December 31, 2019 consist of the following:

	December 31,	December 31,
	2020	2019
RWJ acquisition note	$2,600,000	$2,600,000
Promissory note to Iliad	-	2,325,000
Promissory note to Stanley Hills	-	1,046,261
SBA loan	150,000	-
Promissory note to Alpha Eda	140,000	-
Total notes payable	2,890,000	5,971,261
Unamortized debt discount	-	(47,671)
Notes payable	2,890,000	5,923,590
Less current portion	(2,741,737)	-
Notes payable, long-term portion	$148,263	$5,923,590

RWJ Acquisition Note

In connection with the acquisition of RWJ in September 2017, the Company issued a note payable. The note accrues interest at 3.5% per annum, was due on December 31, 2019 and is secured by the assets purchased in the acquisition. The Company contests the validity of the note, as such the note has not been repaid as of December 31, 2020. (See Note 15). The balance of the note at December 31, 2020 is $2,600,000 plus accrued interest of $307,631.

SBA Loan

On June 22, 2020, the Company received a loan from the Small Business Administration under the Economic Injury Disaster Loan program related to the COVID-19 relief efforts. The loan bears interest at 3.75% per annum, requires monthly principal and interest payments of $731 after 12 months from funding and is due 30 years from the date of issuance. The balance of the note at December 31, 2020 is $150,000 plus accrued interest of $3,067.

Alpha Eda

On November 15, 2020, the Company issued a promissory note to Alpha Eda, LLC for $140,000. The note accrues interest at 10% per annum, is unsecured and is due on June 30, 2021. The balance of the note at December 31, 2020 is $140,000 plus accrued interest of $1,803.

Iliad

On February 27, 2019, the Company entered into a note purchase agreement with a third-party investor, pursuant to which the Company issued a promissory note for the original principal amount of $2,325,000. The promissory note had an original issue discount of $300,000 and the inventor paid consideration of $2,025,000 to the Company, of which $25,000 was paid for legal expenses. The outstanding balance of the promissory note is to be paid on the one-year anniversary of the issuance of the note. Interest on the note accrues at the rate of 10% per annum compounding daily. Subject to the terms and conditions set forth in the note, the Company may prepay all or any portion of the outstanding balance of the note at any time in an amount in cash equal to 120% of the amount repaid. In connection with transactions that generate less than $1,000,000 in proceeds, the Company has agreed to not issue any debt instrument or incurrence of any debt other than trade payables in the ordinary course of business, any securities or agreements to sell common stock with anti-dilution or price reset/reduction features or any securities that are or may be become convertible or exercisable into common stock with a price that varies with the market price of the common stock (collectively, “Restricted Issuance Transaction”). For every Restricted Issuance Transaction that the Company was funded during 2020, Iliad consent and approval was obtained. The outstanding balance of the Note will be increased by 5% in the event the Company enters into a Restricted Issuance Transaction that is approved by Iliad. The original issue discount in being amortized to interest expense over the term of the promissory note.

On February 27, 2020, the Company and Iliad entered to an Amendment to the Iliad Note pursuant to which the maturity date of the Iliad Note was extended to August 27, 2020, provided that the Debt may be converted into shares of common stock of the Company at a conversion price equal to 80% multiplied by the lowest trading daily VWAP for the common stock during the 20 trading day period ending on the latest complete trading day prior to the conversion date, provided for the payment by the Company to Iliad of an extension fee equal to 7.5% of the outstanding balance of the Iliad Note resulting in a new balance of the Iliad Note of $2,765,983 which has been reclassified to convertible notes payable. (See Note 8). On July 20, 2020 the Company and Iliad entered into agreement to extend the maturity of the Iliad Note until February 27, 2021 in consideration of an extension fee of $1,000. During 2020, Iliad converted $539,000 of its convertible note to 53,175,795 shares of the Company’s common stock. The balance of the Iliad debt at December 31, 2020 was $$2,446,746, including accrued interest of $14,905. (See Note 17 for additional extension of this note)

Stanley Hills

The Company issued promissory notes with Stanley Hills for funds received as working capital. The notes accrue interest at 10% per annum and were due on February 9, 2020. On February 26, 2020, in order to induce Stanley to continue to provide funding, the Company and Stanley entered into a letter agreement (See Note 8) providing that the debt in the amount of $1,214,900 may be converted into shares of common stock of the Company at a conversion price equal to 85% multiplied by the lowest one trading price for the common stock during the 20 trading day period ending on the latest complete trading day prior to the conversion date. The Stanley Hills note was reclassified from notes payable to convertible notes payable (See Note 8).

Discounts on Promissory Note

The Company recognized interest expense of $47,671 and $252,329 during the years ended December 31, 2020 and 2019, respectively, related to the amortization of the debt discount on promissory notes. The unamortized debt discount at December 31, 2020 was $0.

A roll-forward of the promissory notes and debt discount from December 31, 2018 to December 31, 2020 is below:

	Principal	Debt
	Balance	Discount	Net
Notes payable, December 31, 2018	$2,699,256	$—	$2,699,256
Issued for cash	3,071,261	—	3,071,261
Original issue discount	300,000	—	300,000
Repayment of note payable	(99,256)	—	(99,256)
Debt discount related to new convertible notes	—	(300,000)	(300,000)
Amortization of debt discounts	—	252,329	252,329
Notes payable, December 31, 2019	5,971,261	(47,671)	5,923,590
Issued for cash	458,639	—	458,639
Accrued interest and penalties added to notes payable	440,983	—	440,983
Notes payable converted to convertible notes	(3,980,883)	—	(3,980,883)
Amortization of debt discounts	—	47,671	47,671
Notes payable, December 31, 2020	$2,890,000	$—	$2,890,000